BALANCE SHEETS - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Current Assets
Cash	$ 5,001,143	$ 5,621,814	$ 6,426
Accounts Receivable, Net	9,722,309	6,286,796
Prepaid Expenses and Other Current Assets	113,611	32,042	40,573
Total Current Assets	14,837,063	11,940,652	46,999
Property and Equipment, net of depreciation	12,196	14,786	3,484
Oil and Natural Gas Properties, Full Cost Method of Accounting, Unproved Properties	16,892,281	8,112,784	1,887,879
Other Non-Current Assets	24,785	24,785
Total Non-Current Assets	16,929,262	8,152,355	1,891,363
Total Assets	31,766,325	20,093,007	1,938,362
Current Liabilities
Accounts Payable	14,022,521	7,591,236	476,244
Deposits from Joint Interest Owners		4,078,786
Related Party Payable	336,145	306,386	298,458
Accrued Interest Payable	1,970,160	1,732,239	1,318,188
Accrued Expenses and Other Payables	268,862	268,862	1,321,927
Loans from Related Parties	8,725,500	9,084,500	9,155,581
Notes Payable	347,755		3,690
Convertible Promissory Notes Payable	227,000	135,000	669,419
Derivative Financial Instrument	288,702	271,710
Funds Received from Capital Raise		965,800
Stock Payable			11,605
Other	64,275	44,723
Total Current Liabilities	26,250,920	24,479,242	13,255,112
Total Liabilities	26,250,920	24,479,242	13,255,112
Commitments and Contingencies
Stockholders' Deficit
Preferred Stock; par value ($0.001);
Common Stock; par value ($0.001);	1,089,433	832,013	692,196
Additional Paid-in Capital	52,794,029	36,640,009	27,212,577
Accumulated Deficit	(48,368,056)	(41,858,257)	(39,221,523)
Total Stockholders' Deficit	5,515,405	(4,386,235)	(11,316,750)
Total Liabilities and Stockholders' Deficit	$ 31,766,325	$ 20,093,007	$ 1,938,362